Commitment and Contingencies - Schedule of Minimum Annual Payments for Purchase Obligations (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating leases, 2018	$ 3.9
Operating leases, 2019	3.8
Operating leases, 2020	3.9
Operating leases, 2021	3.3
Operating leases, 2022	3.0
Operating leases, There-after	10.8
Operating leases, total	28.7
Other contractual obligations, 2018	41.7
Other contractual obligations, 2019	18.2
Other contractual obligations, 2020	12.6
Other contractual obligations, 2021	1.0
Other contractual obligations, 2022	0.3
Other contractual obligations, total	73.8
Purchase obligations, 2018	45.6
Purchase obligations, 2019	22.0
Purchase obligations, 2020	16.5
Purchase obligations, 2021	4.3
Purchase obligations, 2022	3.3
Purchase obligations, There-after	10.8
Purchase obligations, total	$ 102.5